UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.): 	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Steward Capital Management
Address: 21 East Long Lake Road Suite 200
	 Bloomfield Hills, MI  48304


Form 13F File Number:  28-04246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Cheryl L Clift
Title: 	Vice President/COO
Phone: 	248-901-1532

Signature, Place, and Date of Signing:

    /s/Cheryl L Clift				Bloomfield Hills, MI	02/04/2012
		[Signature]			[City, State]		[Date]

Report Type Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 65

Form 13F Information Table Value Total: 92,258 X 1000
					         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFFILIATED MANAGERS GROUP      COM              008252108     1658 17275.000SH       SOLE                17175.000           100.000
APPLE INC                      COM              037833100     2289 5650.000 SH       SOLE                 5500.000           150.000
AT&T Inc.                      COM              00206R102     1531 50625.000SH       SOLE                50525.000           100.000
BERKSHIRE HATHAWAY INC CL-A    COM              084670108     1378   12.000 SH       SOLE                   12.000
BOSTON BEER COMPANY INC-A      COM              100557107     2242 20650.000SH       SOLE                20650.000
CATERPILLAR INC DEL COM        COM              149123101     1359 15000.000SH       SOLE                15000.000
CHESAPEAKE ENERGY CORP         COM              165167107     1115 50000.000SH       SOLE                50000.000
CITIGROUP                      COM              172967101      940 35710.000SH       SOLE                35710.000
COMERICA INC COM               COM              200340107      913 35350.000SH       SOLE                35350.000
CONOCOPHILLIPS                 COM              20825C104     1912 26236.000SH       SOLE                26196.000            40.000
CORNING INC                    COM              219350105     1298 100000.000SH      SOLE               100000.000
COVENTRY HEALTH CARE INC       COM              222862104     1756 57800.000SH       SOLE                57800.000
DOMINOS PIZZA INC              COM              25754A201     3735 110000.000SH      SOLE               110000.000
ENERGEN CORP                   COM              29265N108     1000 20000.000SH       SOLE                20000.000
ENSCO PLC                      COM              29358Q109     1763 37556.000SH       SOLE                37556.000
EXXON MOBIL CORP COM           COM              30231G102      759 8952.000 SH       SOLE                  652.000          8300.000
FANNIE MAE                     COM              313586109        5 21110.000SH       SOLE                21110.000
FEDERAL HOME LN MTG CP COM     COM              313400301        3 14025.000SH       SOLE                14025.000
FIFTH THIRD BANCORP            COM              316773100     1157 90907.000SH       SOLE                90907.000
FORD MOTOR COMPANY             COM              345370860     1407 130675.000SH      SOLE               130675.000
FREEPORT MCMORAN COPPER & GOLD COM              35671D857     4053 110140.000SH      SOLE               110000.000           140.000
GENERAL ELEC CO COM            COM              369604103     2074 115746.382SH      SOLE               114971.382           775.000
GOLDMAN SACHS GROUP INC        COM              38141G104     1040 11500.000SH       SOLE                11500.000
GOOGLE                         COM              38259P508     1632 2526.000 SH       SOLE                 2526.000
HALLIBURTON COMPANY            COM              406216101      691 20000.000SH       SOLE                                  20000.000
HARTFORD FINANCIAL SVCS GROUP  COM              416515104      325 20000.000SH       SOLE                20000.000
IMAGING DIAGNOSTIC SYSTEMS INC COM              45244W100        1 100000.000SH      SOLE               100000.000
INTERCONTINENTAL EXCHANGE INC  COM              45865V100     1085 9000.000 SH       SOLE                 9000.000
INTL BUSINESS MACHINES (IBM)   COM              459200101      598 3250.000 SH       SOLE                 3250.000
KRAFT FOODS INC-A              COM              50075n104      748 20000.000SH       SOLE                20000.000
LAS VEGAS SANDS CORP           COM              517834107     1528 35750.000SH       SOLE                35750.000
LEAR CORPORATION               COM              521865105      796 20000.000SH       SOLE                20000.000
MEADOWBROOK INSURANCE GROUP    COM              58319P108      915 85630.000SH       SOLE                85630.000
MEDTRONIC INC COM              COM              585055106     2225 58150.000SH       SOLE                58000.000           150.000
MERCK & CO INC COM             COM              58933Y105     2031 53872.000SH       SOLE                53687.000           185.000
MGM RESORTS INTERNATIONAL      COM              552953101     6411 614650.000SH      SOLE               613300.000          1350.000
MICRON TECHNOLOGY INC          COM              595112103     1554 247000.000SH      SOLE               247000.000
MICROSOFT CORP COM             COM              594918104     1345 51775.000SH       SOLE                51525.000           250.000
MOSAIC COMPANY                 COM              61945C103      757 15000.000SH       SOLE                15000.000
NEWS CORP -CLASS A             COM              65248E104      714 40000.000SH       SOLE                40000.000
NOBLE CORP                     COM              H5833N103     1543 51040.000SH       SOLE                51040.000
NVIDIA CORP                    COM              67066G104     1386 100000.000SH      SOLE               100000.000
PATTERSON-UTI ENERGY INC       COM              703481101      300 15000.000SH       SOLE                                  15000.000
PRECISION DRILLING CORP        COM              74022D308      318 30935.000SH       SOLE                                  30935.000
QUALCOMM INC                   COM              747525103     1094 20000.000SH       SOLE                20000.000
RESTRICTED BIOMAX TECH         COM              09061C100        0 21149.000SH       SOLE                21149.000
REYNOLDS AMERICAN INC          COM              761713106     1767 42650.000SH       SOLE                42500.000           150.000
SOHU.COM INC                   COM              83408W103     2500 50000.000SH       SOLE                50000.000
TRIQUINT SEMICONDUCTOR INC     COM              89674K103      984 202000.000SH      SOLE               202000.000
WALTER ENERGY INC              COM              93317Q105     1054 17400.000SH       SOLE                12500.000          4900.000
WEATHERFORD INTL INC           COM              H27013103      293 20000.000SH       SOLE                                  20000.000
WMS INDUSTRIES INC             COM              929297109     2079 101300.000SH      SOLE               101300.000
ZIMMER HOLDINGS INC            COM              98956P102     1739 32550.000SH       SOLE                32550.000
ENERGY SELECT SPDR                              81369Y506      294     4250 SH       SOLE                     4250
RUSSELL 1000 INDEX                              464287622     1981    28544 SH       SOLE                    21769              6775
RUSSELL 1000 VALUE INDEX FUND                   464287598     2544    40060 SH       SOLE                    34280              5780
RUSSELL 2000 SMALL CAP INDEX F                  464287655     1025    13895 SH       SOLE                     7865              6030
RUSSELL 3000 INDEX FUND                         464287689     4471    60265 SH       SOLE                    60265
RUSSELL MIDCAP INDEX FUND                       464287499     3348    34009 SH       SOLE                    28004              6005
RUSSELL MIDCAP VALUE INDEX FUN                  464287473     1058    24374 SH       SOLE                    12624             11750
S&P MIDCAP 400                                  464287507      249     2835 SH       SOLE                     2835
S&P MIDCAP 400/BARRA VALUE                      464287705      355     4668 SH       SOLE                     4668
SPDR DOWN JONES INDL AVG                        252787106     1578    12950 SH       SOLE                    12950
DFA U.S. LARGE CAP VALUE FUND                   233203827      831 43392.863SH       SOLE                36063.788          7329.075
DFA U.S. SMALL CAP VALUE FUND                   233203819      751 32408.905SH       SOLE                25445.581          6963.324